Income Taxes (Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 228,527	¥ 188,601		¥ 184,504
Income before income taxes and discontinued operations	162,775	155,416		101,835
Income before income taxes and discontinued operations	391,302	344,017	[1]	286,339	[1]
Current provision for income taxes	77,784	47,719		46,209
Deferred provision for income taxes	42,528	41,338		52,344
Provision for income taxes	120,312	89,057		98,553
Japan
Income Taxes [Line Items]
Current provision for income taxes	34,866	9,455		19,116
Deferred provision for income taxes	34,315	36,112		49,419
Overseas
Income Taxes [Line Items]
Current provision for income taxes	42,918	38,264		27,093
Deferred provision for income taxes	¥ 8,213	¥ 5,226		¥ 2,925

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.